Trust Account and Fair Value Measurement (Details) - Schedule of fair values investments active markets for identical assets or liabilities	Dec. 31, 2020 USD ($)
Carrying value [Member]
Assets:
Total	$ 172,579,000
Carrying value [Member] | Cash and Money Market F[Member]
Assets:
Total	1,000
Carrying value [Member] | U.S. Government Treasury Bills [Member]
Assets:
Total	172,578,000
Gross Unrealized Holding Gains [Member]
Assets:
Total
Gross Unrealized Holding Gains [Member] | Cash and Money Market F[Member]
Assets:
Total
Gross Unrealized Holding Gains [Member] | U.S. Government Treasury Bills [Member]
Assets:
Total
Quoted Price Prices in Active Markets (Level 1) [Member]
Assets:
Total	172,579,000
Quoted Price Prices in Active Markets (Level 1) [Member] | Cash and Money Market F[Member]
Assets:
Total	1,000
Quoted Price Prices in Active Markets (Level 1) [Member] | U.S. Government Treasury Bills [Member]
Assets:
Total	$ 172,578,000